UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-07529

Investment Company Act File Number

Asian Small Companies Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

August 31

Date of Fiscal Year End

May 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Asian Small Companies Portfolio

May 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.1%

Security	Shares	Value
Cambodia — 2.8%

Hotels, Restaurants & Leisure — 2.8%
NagaCorp, Ltd.	1,494,000	$1,368,321

		$1,368,321

Total Cambodia (identified cost $1,195,098)		$1,368,321

China — 12.0%

Building Products — 0.8%
Bolina Holding Co., Ltd.	1,056,000	$396,583

		$396,583

Containers & Packaging — 3.5%
Youyuan International Holdings, Ltd.	6,778,400	$1,758,848

		$1,758,848

Electronic Equipment, Instruments & Components — 1.6%
Kingboard Laminates Holdings, Ltd.	2,075,000	$766,501

		$766,501

Food Products — 2.7%
Biostime International Holdings, Ltd.	200,500	$1,360,377

		$1,360,377

Household Durables — 2.0%
Skyworth Digital Holdings, Ltd.	2,028,000	$970,234

		$970,234

Real Estate Management & Development — 1.4%
SOHO China, Ltd.	890,000	$698,375

		$698,375

Total China (identified cost $5,476,806)		$5,950,918

Hong Kong — 8.5%

Banks — 2.4%
Dah Sing Financial Holdings, Ltd.	226,000	$1,209,120

		$1,209,120

Diversified Financial Services — 3.1%
First Pacific Co., Ltd.	645,750	$731,446
Public Financial Holdings, Ltd.	1,684,000	783,168

		$1,514,614

Hotels, Restaurants & Leisure — 0.8%
Future Bright Holdings, Ltd.	858,000	$416,793

		$416,793

Textiles, Apparel & Luxury Goods — 2.2%
Stella International Holdings, Ltd.	409,000	$1,087,211

		$1,087,211

Total Hong Kong (identified cost $3,585,877)		$4,227,738

Security	Shares	Value
India — 5.6%

Household Products — 3.8%
Jyothy Laboratories, Ltd.	611,478	$1,913,679

		$1,913,679

Personal Products — 1.8%
Godrej Consumer Products, Ltd.	67,400	$897,868

		$897,868

Total India (identified cost $2,301,658)		$2,811,547

Indonesia — 3.4%

Consumer Finance — 1.1%
Clipan Finance Indonesia Tbk PT	15,210,500	$548,155

		$548,155

Food Products — 2.3%
Mayora Indah Tbk PT	463,750	$1,148,135

		$1,148,135

Total Indonesia (identified cost $1,386,137)		$1,696,290

Malaysia — 13.9%

Food Products — 1.6%
Oldtown Bhd	1,214,875	$786,853

		$786,853

Insurance — 0.8%
Tune Ins Holdings Bhd(1)	558,100	$403,426

		$403,426

Media — 1.4%
Media Prima Bhd	886,300	$711,636

		$711,636

Multiline Retail — 4.8%
Aeon Co. (M) Bhd	1,966,400	$2,375,705

		$2,375,705

Real Estate Management & Development — 2.1%
UOA Development Bhd	1,586,700	$1,067,488

		$1,067,488

Specialty Retail — 3.2%
Padini Holdings Bhd	2,633,400	$1,581,493

		$1,581,493

Total Malaysia (identified cost $4,692,174)		$6,926,601

Singapore — 20.1%

Air Freight & Logistics — 2.3%
Singapore Post, Ltd.	869,000	$1,140,365

		$1,140,365

Consumer Finance — 2.2%
Hong Leong Finance, Ltd.	508,000	$1,101,799

		$1,101,799

Security	Shares	Value
Food Products — 3.7%
Super Group, Ltd.	1,552,000	$1,833,804

		$1,833,804

IT Services — 1.2%
CSE Global, Ltd.	1,302,000	$576,303

		$576,303

Multiline Retail — 2.2%
Parkson Retail Asia, Ltd.	1,549,000	$1,111,754

		$1,111,754

Specialty Retail — 8.5%
OSIM International, Ltd.	1,903,000	$4,251,522

		$4,251,522

Total Singapore (identified cost $6,600,505)		$10,015,547

South Korea — 11.0%

Banks — 2.2%
BS Financial Group, Inc.	73,760	$1,125,570

		$1,125,570

Hotels, Restaurants & Leisure — 5.3%
Hotel Shilla Co., Ltd.	28,940	$2,627,880

		$2,627,880

Internet & Catalog Retail — 3.5%
CJ O Shopping Co., Ltd.	4,931	$1,746,204

		$1,746,204

Total South Korea (identified cost $3,224,299)		$5,499,654

Sri Lanka — 1.5%

Industrial Conglomerates — 1.5%
John Keells Holdings PLC	404,908	$727,435

		$727,435

Total Sri Lanka (identified cost $653,966)		$727,435

Taiwan — 11.2%

Health Care Equipment & Supplies — 5.6%
Pacific Hospital Supply Co., Ltd.	550,000	$1,370,650
St. Shine Optical Co., Ltd.	56,000	1,403,208

		$2,773,858

Hotels, Restaurants & Leisure — 1.5%
Formosa International Hotels Corp.	62,700	$739,243

		$739,243

Leisure Products — 2.3%
Giant Manufacturing Co., Ltd.	148,000	$1,173,723

		$1,173,723

Semiconductors & Semiconductor Equipment — 1.8%
Radiant Opto-Electronics Corp.	213,402	$877,438

		$877,438

Total Taiwan (identified cost $3,952,342)		$5,564,262

Security	Shares	Value
Thailand — 8.1%

Insurance — 3.5%
Bangkok Life Assurance PCL(2)	431,500	$1,083,157
Thai Reinsurance PCL(1)(2)	6,255,300	648,903

		$1,732,060

Media — 1.3%
Major Cineplex Group PCL(2)	1,245,200	$656,967

		$656,967

Real Estate Management & Development — 3.3%
Ticon Industrial Connection PCL(2)	3,583,875	$1,664,556

		$1,664,556

Total Thailand (identified cost $3,116,757)		$4,053,583

Total Common Stocks (identified cost $36,185,619)		$48,841,896

Rights(1) — 0.1%

Security	Shares	Value
Banks — 0.1%
BS Financial Group, Inc., Exp. 7/4/14	12,511	$23,913

		$23,913

Real Estate Management & Development — 0.0%(3)
Ticon Industrial Connection PCL, Exp. 6/28/14	716,775	$4,366

		$4,366

Total Rights (identified cost $0)		$28,279

Short-Term Investments — 1.7%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 6/2/14	$864	$864,365

Total Short-Term Investments (identified cost $864,365)		$864,365

Total Investments — 99.9% (identified cost $37,049,984)		$49,734,540

Other Assets, Less Liabilities — 0.1%		$68,048

Net Assets — 100.0%		$49,802,588

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PCL	-	Public Company Ltd.

(1)	Non-income producing security.

(2)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(3)	Amount is less than 0.05%.

The Portfolio did not have any open financial instruments at May 31, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at May 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$37,336,236

Gross unrealized appreciation	$14,669,610
Gross unrealized depreciation	(2,271,306)

Net unrealized appreciation	$12,398,304

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2		Level 3	Total
Common Stocks	$—		$48,841,896	(1)(2)	$—	$48,841,896
Rights	28,279	(1)	—		—	28,279
Short-Term Investments	—		864,365		—	864,365
Total Investments	$28,279		$49,706,261		$—	$49,734,540

(1)	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2013 whose fair value was determined using Level 3 inputs. At May 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Asian Small Companies Portfolio

By:	/s/ Christopher Darling
Christopher Darling
President

Date:	July 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Darling
Christopher Darling
President

Date:	July 28, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	July 28, 2014